SIGNIFICANT TRANSACTIONS - Acquisition of Uklon Narrative (Details) - USD ($) $ in Millions		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 02, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Non-controlling interests		$ 294.0	$ 294.0	$ 294.0	$ 158.0
Goodwill		399.0	399.0	399.0	$ 338.0	$ 349.0
Share purchase agreement | Minimum | Employee Bonuses for Pre-Acquisition Service
Disclosure of detailed information about business combination [line items]
Estimated financial effect, contingent liabilities in business combination	$ 0.0
Share purchase agreement | Maximum | Employee Bonuses for Pre-Acquisition Service
Disclosure of detailed information about business combination [line items]
Estimated financial effect, contingent liabilities in business combination	$ 4.0
Uklon
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	97.00%
Purchase consideration	$ 158.0
Fair value of contingent consideration	$ 16.0
Put option, equity interests to be acquired	3.00%
Non-controlling interests	$ 0.0
Customer-related intangible assets recognised as of acquisition date	32.0
Intangible assets	58.0
Technology-based intangible assets recognised as of acquisition date	8.0
Trade and other receivables	2.0
Revenue of acquiree since acquisition date			80.0
Profit (loss) of acquiree since acquisition date			21.0
Revenue of combined entity as if combination occurred at beginning of period				99.0
Profit (loss) of combined entity as if combination occurred at beginning of period				25.0
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				0.5
Fair value of identifiable net assets, before measurement period adjustment	54.0
Fair value of identifiable net assets	49.0
Goodwill resulting from acquisition	109.0
Goodwill , before measurement period adjustment	104.0
Goodwill	109.0
Cash paid	$ 141.0
Uklon | Assumed liabilities
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration		(6.0)
Uklon | Put option and deferred tax liabilities
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration		1.0
Uklon | Customer relationships
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Uklon | Trademark
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Intangible assets	$ 18.0
Uklon | Technology-based intangible assets
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Uklon | Share purchase agreement
Disclosure of detailed information about business combination [line items]
Fair value of contingent consideration		$ 12.0	$ 12.0	$ 12.0